Schedule of information by segment (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Segment Reporting [Line Items]
Revenues		$ 24,718,821	$ 192,386,583	$ 182,164,539
Cost of revenues		(20,768,729)	(161,643,021)	(134,568,099)
Gross profit		$ 3,950,092	30,743,562	47,596,440
Employee benefit expenses			(24,867,244)	(21,238,740)
Depreciation and amortization			(2,453,309)	(1,564,871)
Advertising and promotion expenses			(6,544,822)	(2,153,863)
Legal and professional fee			(4,279,526)	(5,446,881)
Credit losses			(2,383,000)	3,158,000
Losses on disposal of property and equipment			(2,008,324)	(636,289)
Other segment items *	[1]		(8,192,900)	(8,782,193)
Segment operating profit			(19,985,563)	10,931,603
Reconciliation of segment profit:
Other income			40,091	72,238
Other gains (losses), net			211,347	347,507
Finance income			755,232	799,631
Finance cost			(148,878)	(189,749)
Income tax expenses			643,294	(1,307,742)
Segment profit (loss)			(18,484,477)	10,653,488
Security Related Engineering Services [Member]
Segment Reporting [Line Items]
Revenues			111,862,812	106,954,121
Cost of revenues			(91,244,218)	(70,735,182)
Gross profit			20,618,594	36,218,939
Employee benefit expenses			(8,885,528)	(11,213,392)
Depreciation and amortization			(1,319,293)	(700,610)
Advertising and promotion expenses			(192,146)	(62,459)
Legal and professional fee			(76,958)	(14,100)
Credit losses			(2,140,000)	3,190,000
Losses on disposal of property and equipment			(1,998,157)	(636,289)
Other segment items *	[1]		(3,548,603)	(3,343,924)
Segment operating profit			2,457,909	23,438,165
Reconciliation of segment profit:
Other income			30,136	1,000
Other gains (losses), net			106,253	437,305
Finance income			108,653	148,182
Finance cost			(148,878)	(109,360)
Income tax expenses			618,432	(1,340,506)
Segment profit (loss)			3,172,505	22,574,786
Security Guarding And Screening Services [Member]
Segment Reporting [Line Items]
Revenues			80,523,771	75,210,418
Cost of revenues			(70,398,803)	(63,832,917)
Gross profit			10,124,968	11,377,501
Employee benefit expenses			(6,525,269)	(5,770,191)
Depreciation and amortization			(1,134,016)	(864,261)
Advertising and promotion expenses			(65,000)	(43,136)
Legal and professional fee			(13,612)	(19,605)
Credit losses			(243,000)	(32,000)
Losses on disposal of property and equipment			(10,167)
Other segment items *	[1]		(1,503,054)	(1,229,255)
Segment operating profit			630,850	3,419,053
Reconciliation of segment profit:
Other income			9,955	71,238
Other gains (losses), net
Finance income
Finance cost				(80,389)
Income tax expenses			24,862	32,764
Segment profit (loss)			665,667	3,442,666
Unallocated [Member]
Segment Reporting [Line Items]
Revenues
Cost of revenues
Gross profit
Employee benefit expenses			(9,456,447)	(4,255,157)
Depreciation and amortization
Advertising and promotion expenses			(6,287,676)	(2,048,268)
Legal and professional fee			(4,188,956)	(5,413,176)
Credit losses
Losses on disposal of property and equipment
Other segment items *	[1]		(3,141,243)	(4,209,014)
Segment operating profit			(23,074,322)	(15,925,615)
Reconciliation of segment profit:
Other income
Other gains (losses), net			105,094	(89,798)
Finance income			646,579	651,449
Finance cost
Income tax expenses
Segment profit (loss)			$ (22,322,649)	$ (15,363,964)

[1]	For the reportable segment, the other segment items category primarily includes expenses relating to short-term leases and low-value assets, insurance, building management fees, utilities, travelling expenses, and other miscellaneous expenses.